Revenues (Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets, net	$ 9,075	$ 7,746	$ 8,162
Israel [Member]
Fixed assets, net	8,617	7,233	7,769
Europe [Member]
Fixed assets, net	445	503	379
North America [Member]
Fixed assets, net	$ 13	$ 10	$ 14